Note 24 - Derivative Financial Instruments - Net Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Derivatives with with positive fair values	$ 8,230	$ 2,759
Derivatives with with negative fair values	(39,799)	(42,635)
Total	(31,569)	(39,876)
Foreign exchange derivatives contracts [member]
Statement Line Items [Line Items]
Derivatives with with positive fair values	8,230	2,759
Derivatives with with negative fair values	$ (39,799)	$ (42,635)